S000000779 [Member] Expense Example, No Redemption - Putnam Dynamic Asset Allocation Conservative Fund - Class C	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 174
Expense Example, No Redemption, 3 Years	539
Expense Example, No Redemption, 5 Years	929
Expense Example, No Redemption, 10 Years	$ 1,821